CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit (Loss) for the year	$ 57,757	$ 102,667	$ (17,837)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(1,498)	(4,401)	(512)
Gains on cash flow hedges	6,770
Income tax relating to gains on cash flow hedges	(2,166)
Other comprehensive profit (loss) for the year	3,106	(4,401)	(512)
Total comprehensive profit (loss) for the year	60,863	98,266	(18,349)
Attributable to:
Owners of the Company	$ 60,863	68,014	(24,740)
Non-controlling interest		$ 30,252	$ 6,391